Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Tax-Free Trust
Entity Central Index Key	0000757010
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$72	0.71%
[1]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.63	0.60	1.52
Class A (with sales charge)	1.30	0.14	1.29
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,111,252,594
Holdings Count | $ / shares	643	[2]
Advisory Fees Paid, Amount	$ 7,532,888
Investment Company Portfolio Turnover	18.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$57	0.56%
[3]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.79%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.79	0.75	1.61
Class A1 (with sales charge)	1.45	0.30	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,111,252,594
Holdings Count | $ / shares	643	[4]
Advisory Fees Paid, Amount	$ 7,532,888
Investment Company Portfolio Turnover	18.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$112	1.10%
[5]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.21%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.21	0.18	1.05
Class C (with sales charge)	2.21	0.18	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,111,252,594
Holdings Count | $ / shares	643	[6]
Advisory Fees Paid, Amount	$ 7,532,888
Investment Company Portfolio Turnover	18.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FITQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
[7]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.94	0.90	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,111,252,594
Holdings Count | $ / shares	643	[8]
Advisory Fees Paid, Amount	$ 7,532,888
Investment Company Portfolio Turnover	18.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FITZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$46	0.45%
[9]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 2.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Overweight to municipal bonds with five years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.85	1.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal 1-15 Year Index	2.86	0.91	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,111,252,594
Holdings Count | $ / shares	643	[10]
Advisory Fees Paid, Amount	$ 7,532,888
Investment Company Portfolio Turnover	18.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,111,252,594
Total Number of Portfolio Holdings*	643
Total Management Fee Paid	$7,532,888
Portfolio Turnover Rate	18.10%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FFLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	0.65%
[11]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.00%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	4.00	1.11	1.21
Class A (with sales charge)	1.66	0.65	0.98
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 880,860,705
Holdings Count | $ / shares	300	[12]
Advisory Fees Paid, Amount	$ 2,581,523
Investment Company Portfolio Turnover	20.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.55%
[13]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	4.10	1.21	1.28
Class A1 (with sales charge)	1.71	0.76	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 880,860,705
Holdings Count | $ / shares	300	[14]
Advisory Fees Paid, Amount	$ 2,581,523
Investment Company Portfolio Turnover	20.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
[14]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FFTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
[15]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.30%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.30	1.39	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 880,860,705
Holdings Count | $ / shares	300	[16]
Advisory Fees Paid, Amount	$ 2,581,523
Investment Company Portfolio Turnover	20.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FTFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.40%
[17]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.36%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 3.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to municipal bonds with two years to maturity
↓	Overweight to municipal bonds with 10 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	4.36	1.38	1.44
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Short 1-5 Years Index	3.32	1.13	1.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 880,860,705
Holdings Count | $ / shares	300	[18]
Advisory Fees Paid, Amount	$ 2,581,523
Investment Company Portfolio Turnover	20.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$880,860,705
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$2,581,523
Portfolio Turnover Rate	20.89%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.79%
[19]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin High Yield Tax-Free Income Fund returned 7.09%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	7.09	1.15	2.53
Class A (with sales charge)	3.07	0.38	2.14
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,942,235,970
Holdings Count | $ / shares	1,873	[20]
Advisory Fees Paid, Amount	$ 22,230,278
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
[20]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$66	0.64%
[21]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin High Yield Tax-Free Income Fund returned 7.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	7.13	1.30	2.62
Class A1 (with sales charge)	3.16	0.53	2.23
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,942,235,970
Holdings Count | $ / shares	1,873	[22]
Advisory Fees Paid, Amount	$ 22,230,278
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
[22]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$122	1.18%
[23]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin High Yield Tax-Free Income Fund returned 6.51%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	6.51	0.68	2.02
Class C (with sales charge)	5.51	0.68	2.02
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,942,235,970
Holdings Count | $ / shares	1,873	[24]
Advisory Fees Paid, Amount	$ 22,230,278
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
[24]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
[25]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin High Yield Tax-Free Income Fund returned 7.37%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	7.37	1.44	2.76
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,942,235,970
Holdings Count | $ / shares	1,873	[26]
Advisory Fees Paid, Amount	$ 22,230,278
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
[26]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$56	0.54%
[27]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin High Yield Tax-Free Income Fund returned 7.21%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds rated below investment-grade
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.21	1.38	2.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 30, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,942,235,970
Holdings Count | $ / shares	1,873	[28]
Advisory Fees Paid, Amount	$ 22,230,278
Investment Company Portfolio Turnover	14.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$4,942,235,970
Total Number of Portfolio Holdings*	1,873
Total Management Fee Paid	$22,230,278
Portfolio Turnover Rate	14.31%
[28]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Paul M. Drury and Garrett L. Hamilton were added as portfolio managers of the Fund. Effective May 30, 2025, Paul M. Drury is anticipated to retire and step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[29]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Massachusetts Tax-Free Income Fund returned 2.32%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.32	-0.50	1.51
Class A (with sales charge)	-1.52	-1.26	1.13
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 326,791,531
Holdings Count | $ / shares	104	[30]
Advisory Fees Paid, Amount	$ 1,428,902
Investment Company Portfolio Turnover	25.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[31]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Massachusetts Tax-Free Income Fund returned 2.47%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.47	-0.37	1.60
Class A1 (with sales charge)	-1.33	-1.13	1.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 326,791,531
Holdings Count | $ / shares	104	[32]
Advisory Fees Paid, Amount	$ 1,428,902
Investment Company Portfolio Turnover	25.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.29%
[33]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Massachusetts Tax-Free Income Fund returned 1.87%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	1.87	-0.94	1.03
Class C (with sales charge)	0.88	-0.94	1.03
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 326,791,531
Holdings Count | $ / shares	104	[34]
Advisory Fees Paid, Amount	$ 1,428,902
Investment Company Portfolio Turnover	25.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[35]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Massachusetts Tax-Free Income Fund returned 2.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	2.60	-0.21	1.74
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 326,791,531
Holdings Count | $ / shares	104	[36]
Advisory Fees Paid, Amount	$ 1,428,902
Investment Company Portfolio Turnover	25.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[37]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Massachusetts Tax-Free Income Fund returned 2.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Underweight to municipal bonds with 10 years to maturity

Top detractors from performance:
↓	Overweight municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Overweight to BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.57	-0.27	1.70
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 326,791,531
Holdings Count | $ / shares	104	[38]
Advisory Fees Paid, Amount	$ 1,428,902
Investment Company Portfolio Turnover	25.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$326,791,531
Total Number of Portfolio Holdings*	104
Total Management Fee Paid	$1,428,902
Portfolio Turnover Rate	25.42%
[38]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin New Jersey Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.10	0.14	1.69
Class A (with sales charge)	-0.77	-0.62	1.30
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 760,320,148
Holdings Count | $ / shares	188	[39]
Advisory Fees Paid, Amount	$ 3,517,826
Investment Company Portfolio Turnover	13.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
[39]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin New Jersey Tax-Free Income Fund returned 3.26%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.26	0.29	1.78
Class A1 (with sales charge)	-0.58	-0.48	1.39
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 760,320,148
Holdings Count | $ / shares	188	[40]
Advisory Fees Paid, Amount	$ 3,517,826
Investment Company Portfolio Turnover	13.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin New Jersey Tax-Free Income Fund returned 2.64%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.64	-0.30	1.20
Class C (with sales charge)	1.64	-0.30	1.20
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 760,320,148
Holdings Count | $ / shares	188	[41]
Advisory Fees Paid, Amount	$ 3,517,826
Investment Company Portfolio Turnover	13.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
[41]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin New Jersey Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.40	0.43	1.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 760,320,148
Holdings Count | $ / shares	188	[42]
Advisory Fees Paid, Amount	$ 3,517,826
Investment Company Portfolio Turnover	13.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin New Jersey Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.36	0.39	1.88
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 760,320,148
Holdings Count | $ / shares	188	[43]
Advisory Fees Paid, Amount	$ 3,517,826
Investment Company Portfolio Turnover	13.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$760,320,148
Total Number of Portfolio Holdings*	188
Total Management Fee Paid	$3,517,826
Portfolio Turnover Rate	13.53%
[43]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FALQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
[44]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Alabama Tax-Free Income Fund returned 2.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.84	0.17	1.58
Class A (with sales charge)	-1.01	-0.59	1.20
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 177,451,649
Holdings Count | $ / shares	91	[45]
Advisory Fees Paid, Amount	$ 958,578
Investment Company Portfolio Turnover	14.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
[45]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[46]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Alabama Tax-Free Income Fund returned 2.90%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.90	0.32	1.67
Class A1 (with sales charge)	-0.99	-0.44	1.28
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 177,451,649
Holdings Count | $ / shares	91	[47]
Advisory Fees Paid, Amount	$ 958,578
Investment Company Portfolio Turnover	14.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
[47]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FALEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[48]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Alabama Tax-Free Income Fund returned 2.39%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.39	-0.27	1.09
Class C (with sales charge)	1.39	-0.27	1.09
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 177,451,649
Holdings Count | $ / shares	91	[49]
Advisory Fees Paid, Amount	$ 958,578
Investment Company Portfolio Turnover	14.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
[49]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[50]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Alabama Tax-Free Income Fund returned 3.13%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.13	0.45	1.78
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 177,451,649
Holdings Count | $ / shares	91	[51]
Advisory Fees Paid, Amount	$ 958,578
Investment Company Portfolio Turnover	14.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
[51]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FALZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[52]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Alabama Tax-Free Income Fund returned 3.00%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.00	0.40	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 177,451,649
Holdings Count | $ / shares	91	[53]
Advisory Fees Paid, Amount	$ 958,578
Investment Company Portfolio Turnover	14.27%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$177,451,649
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$958,578
Portfolio Turnover Rate	14.27%
[53]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[54]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Georgia Tax-Free Income Fund returned 2.91%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.91	-0.06	1.41
Class A (with sales charge)	-0.95	-0.83	1.02
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 297,035,436
Holdings Count | $ / shares	109	[55]
Advisory Fees Paid, Amount	$ 1,615,483
Investment Company Portfolio Turnover	14.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
[55]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[56]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Georgia Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.07	0.09	1.51
Class A1 (with sales charge)	-0.83	-0.67	1.12
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 297,035,436
Holdings Count | $ / shares	109	[57]
Advisory Fees Paid, Amount	$ 1,615,483
Investment Company Portfolio Turnover	14.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
[57]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[58]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Georgia Tax-Free Income Fund returned 2.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.36	-0.52	0.92
Class C (with sales charge)	1.36	-0.52	0.92
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 297,035,436
Holdings Count | $ / shares	109	[59]
Advisory Fees Paid, Amount	$ 1,615,483
Investment Company Portfolio Turnover	14.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
[59]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FGFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.61%
[60]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Georgia Tax-Free Income Fund returned 3.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.11	0.21	1.62
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 297,035,436
Holdings Count | $ / shares	109	[61]
Advisory Fees Paid, Amount	$ 1,615,483
Investment Company Portfolio Turnover	14.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
[61]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Georgia Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.07	0.17	1.59
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 297,035,436
Holdings Count | $ / shares	109	[62]
Advisory Fees Paid, Amount	$ 1,615,483
Investment Company Portfolio Turnover	14.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$297,035,436
Total Number of Portfolio Holdings*	109
Total Management Fee Paid	$1,615,483
Portfolio Turnover Rate	14.81%
[62]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[63]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Louisiana Tax-Free Income Fund returned 3.23%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.23	0.10	1.66
Class A (with sales charge)	-0.64	-0.66	1.27
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 247,138,954
Holdings Count | $ / shares	107	[64]
Advisory Fees Paid, Amount	$ 1,330,545
Investment Company Portfolio Turnover	17.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
[64]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[65]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Louisiana Tax-Free Income Fund returned 3.49%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.49	0.25	1.76
Class A1 (with sales charge)	-0.42	-0.51	1.37
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 247,138,954
Holdings Count | $ / shares	107	[66]
Advisory Fees Paid, Amount	$ 1,330,545
Investment Company Portfolio Turnover	17.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
[66]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[67]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Louisiana Tax-Free Income Fund returned 2.86%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.86	-0.34	1.18
Class C (with sales charge)	1.86	-0.34	1.18
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 247,138,954
Holdings Count | $ / shares	107	[68]
Advisory Fees Paid, Amount	$ 1,330,545
Investment Company Portfolio Turnover	17.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
[68]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FLAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[69]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Louisiana Tax-Free Income Fund returned 3.62%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.62	0.39	1.87
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 247,138,954
Holdings Count | $ / shares	107	[70]
Advisory Fees Paid, Amount	$ 1,330,545
Investment Company Portfolio Turnover	17.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
[70]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FLTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[71]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Louisiana Tax-Free Income Fund returned 3.49%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.49	0.35	1.84
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 247,138,954
Holdings Count | $ / shares	107	[72]
Advisory Fees Paid, Amount	$ 1,330,545
Investment Company Portfolio Turnover	17.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$247,138,954
Total Number of Portfolio Holdings*	107
Total Management Fee Paid	$1,330,545
Portfolio Turnover Rate	17.30%
[72]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[73]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Maryland Tax-Free Income Fund returned 3.30%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.30	0.02	1.47
Class A (with sales charge)	-0.57	-0.74	1.09
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 334,911,156
Holdings Count | $ / shares	105	[74]
Advisory Fees Paid, Amount	$ 1,631,043
Investment Company Portfolio Turnover	8.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
[74]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[75]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Maryland Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.46	0.17	1.57
Class A1 (with sales charge)	-0.46	-0.59	1.18
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 334,911,156
Holdings Count | $ / shares	105	[76]
Advisory Fees Paid, Amount	$ 1,631,043
Investment Company Portfolio Turnover	8.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
[76]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[77]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Maryland Tax-Free Income Fund returned 2.81%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.81	-0.44	0.99
Class C (with sales charge)	1.81	-0.44	0.99
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 334,911,156
Holdings Count | $ / shares	105	[78]
Advisory Fees Paid, Amount	$ 1,631,043
Investment Company Portfolio Turnover	8.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.61%
[79]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Maryland Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.60	0.31	1.72
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 334,911,156
Holdings Count | $ / shares	105	[80]
Advisory Fees Paid, Amount	$ 1,631,043
Investment Company Portfolio Turnover	8.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
[80]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Maryland Tax-Free Income Fund returned 3.56%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.56	0.25	1.67
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 334,911,156
Holdings Count | $ / shares	105	[81]
Advisory Fees Paid, Amount	$ 1,631,043
Investment Company Portfolio Turnover	8.30%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$334,911,156
Total Number of Portfolio Holdings*	105
Total Management Fee Paid	$1,631,043
Portfolio Turnover Rate	8.30%
[81]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Missouri Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.55	0.00	1.52
Class A (with sales charge)	-0.33	-0.76	1.14
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 667,129,560
Holdings Count | $ / shares	173	[82]
Advisory Fees Paid, Amount	$ 3,250,431
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
[82]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Missouri Tax-Free Income Fund returned 3.81%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.81	0.16	1.63
Class A1 (with sales charge)	-0.11	-0.61	1.23
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 667,129,560
Holdings Count | $ / shares	173	[83]
Advisory Fees Paid, Amount	$ 3,250,431
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
[83]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Missouri Tax-Free Income Fund returned 3.19%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.19	-0.41	1.05
Class C (with sales charge)	2.19	-0.41	1.05
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 667,129,560
Holdings Count | $ / shares	173	[84]
Advisory Fees Paid, Amount	$ 3,250,431
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
[84]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Missouri Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.94	0.29	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 667,129,560
Holdings Count | $ / shares	173	[85]
Advisory Fees Paid, Amount	$ 3,250,431
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
[85]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Missouri Tax-Free Income Fund returned 3.91%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.91	0.27	1.72
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 667,129,560
Holdings Count | $ / shares	173	[86]
Advisory Fees Paid, Amount	$ 3,250,431
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$667,129,560
Total Number of Portfolio Holdings*	173
Total Management Fee Paid	$3,250,431
Portfolio Turnover Rate	7.70%
[86]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin North Carolina Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.10	0.00	1.32
Class A (with sales charge)	-0.77	-0.76	0.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 611,221,238
Holdings Count | $ / shares	202	[87]
Advisory Fees Paid, Amount	$ 2,853,392
Investment Company Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
[87]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin North Carolina Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.36	0.16	1.42
Class A1 (with sales charge)	-0.53	-0.61	1.04
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 611,221,238
Holdings Count | $ / shares	202	[88]
Advisory Fees Paid, Amount	$ 2,853,392
Investment Company Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
[88]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin North Carolina Tax-Free Income Fund returned 2.73%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.73	-0.43	0.85
Class C (with sales charge)	1.73	-0.43	0.85
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 611,221,238
Holdings Count | $ / shares	202	[89]
Advisory Fees Paid, Amount	$ 2,853,392
Investment Company Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
[89]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin North Carolina Tax-Free Income Fund returned 3.51%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.51	0.30	1.55
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 611,221,238
Holdings Count | $ / shares	202	[90]
Advisory Fees Paid, Amount	$ 2,853,392
Investment Company Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
[90]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin North Carolina Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to A rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.46	0.25	1.52
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 611,221,238
Holdings Count | $ / shares	202	[91]
Advisory Fees Paid, Amount	$ 2,853,392
Investment Company Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$611,221,238
Total Number of Portfolio Holdings*	202
Total Management Fee Paid	$2,853,392
Portfolio Turnover Rate	10.28%
[91]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Virginia Tax-Free Income Fund returned 2.96%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.96	-0.35	1.25
Class A (with sales charge)	-0.90	-1.11	0.86
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 453,029,583
Holdings Count | $ / shares	144	[92]
Advisory Fees Paid, Amount	$ 2,110,568
Investment Company Portfolio Turnover	15.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
[92]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Virginia Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.22	-0.20	1.35
Class A1 (with sales charge)	-0.66	-0.95	0.96
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 453,029,583
Holdings Count | $ / shares	144	[93]
Advisory Fees Paid, Amount	$ 2,110,568
Investment Company Portfolio Turnover	15.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
[93]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Virginia Tax-Free Income Fund returned 2.59%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.59	-0.78	0.78
Class C (with sales charge)	1.59	-0.78	0.78
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 453,029,583
Holdings Count | $ / shares	144	[94]
Advisory Fees Paid, Amount	$ 2,110,568
Investment Company Portfolio Turnover	15.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
[94]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Virginia Tax-Free Income Fund returned 3.38%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.38	-0.05	1.49
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 453,029,583
Holdings Count | $ / shares	144	[95]
Advisory Fees Paid, Amount	$ 2,110,568
Investment Company Portfolio Turnover	15.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
[95]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Virginia Tax-Free Income Fund returned 3.32%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two to 10 Years to maturity
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.32	-0.10	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 453,029,583
Holdings Count | $ / shares	144	[96]
Advisory Fees Paid, Amount	$ 2,110,568
Investment Company Portfolio Turnover	15.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$453,029,583
Total Number of Portfolio Holdings*	144
Total Management Fee Paid	$2,110,568
Portfolio Turnover Rate	15.63%
[96]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FAZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Arizona Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.83	0.14	1.76
Class A (with sales charge)	-0.06	-0.62	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,911,366
Holdings Count | $ / shares	174	[97]
Advisory Fees Paid, Amount	$ 3,432,285
Investment Company Portfolio Turnover	10.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
[97]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Arizona Tax-Free Income Fund returned 3.89%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.89	0.29	1.85
Class A1 (with sales charge)	0.01	-0.48	1.46
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,911,366
Holdings Count | $ / shares	174	[98]
Advisory Fees Paid, Amount	$ 3,432,285
Investment Company Portfolio Turnover	10.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
[98]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FAZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Arizona Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.24	-0.31	1.26
Class C (with sales charge)	2.24	-0.31	1.26
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,911,366
Holdings Count | $ / shares	174	[99]
Advisory Fees Paid, Amount	$ 3,432,285
Investment Company Portfolio Turnover	10.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
[99]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FAZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Arizona Tax-Free Income Fund returned 4.01%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	4.01	0.40	1.97
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,911,366
Holdings Count | $ / shares	174	[100]
Advisory Fees Paid, Amount	$ 3,432,285
Investment Company Portfolio Turnover	10.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
[100]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FAZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Arizona Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.37	1.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 700,911,366
Holdings Count | $ / shares	174	[101]
Advisory Fees Paid, Amount	$ 3,432,285
Investment Company Portfolio Turnover	10.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$700,911,366
Total Number of Portfolio Holdings*	174
Total Management Fee Paid	$3,432,285
Portfolio Turnover Rate	10.60%
[101]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Colorado Tax-Free Income Fund returned 3.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.57	0.16	1.64
Class A (with sales charge)	-0.32	-0.61	1.25
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 509,084,074
Holdings Count | $ / shares	185	[102]
Advisory Fees Paid, Amount	$ 2,478,178
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
[102]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Colorado Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.63	0.29	1.73
Class A1 (with sales charge)	-0.25	-0.48	1.34
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 509,084,074
Holdings Count | $ / shares	185	[103]
Advisory Fees Paid, Amount	$ 2,478,178
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
[103]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Colorado Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	3.10	-0.28	1.16
Class C (with sales charge)	2.10	-0.28	1.16
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 509,084,074
Holdings Count | $ / shares	185	[104]
Advisory Fees Paid, Amount	$ 2,478,178
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
[104]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Colorado Tax-Free Income Fund returned 3.77%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.77	0.43	1.87
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 509,084,074
Holdings Count | $ / shares	185	[105]
Advisory Fees Paid, Amount	$ 2,478,178
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
[105]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Colorado Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.83	0.41	1.84
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 509,084,074
Holdings Count | $ / shares	185	[106]
Advisory Fees Paid, Amount	$ 2,478,178
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$509,084,074
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$2,478,178
Portfolio Turnover Rate	13.97%
[106]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[107]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Connecticut Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.14	-0.06	1.19
Class A (with sales charge)	-0.73	-0.82	0.80
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 151,897,675
Holdings Count | $ / shares	82	[108]
Advisory Fees Paid, Amount	$ 694,183
Investment Company Portfolio Turnover	12.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
[108]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[109]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Connecticut Tax-Free Income Fund returned 3.30%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.30	0.10	1.28
Class A1 (with sales charge)	-0.52	-0.66	0.89
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 151,897,675
Holdings Count | $ / shares	82	[110]
Advisory Fees Paid, Amount	$ 694,183
Investment Company Portfolio Turnover	12.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
[110]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[111]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Connecticut Tax-Free Income Fund returned 2.70%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.70	-0.48	0.71
Class C (with sales charge)	1.70	-0.48	0.71
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 151,897,675
Holdings Count | $ / shares	82	[112]
Advisory Fees Paid, Amount	$ 694,183
Investment Company Portfolio Turnover	12.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
[112]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[113]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Connecticut Tax-Free Income Fund returned 3.43%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.43	0.24	1.42
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 151,897,675
Holdings Count | $ / shares	82	[114]
Advisory Fees Paid, Amount	$ 694,183
Investment Company Portfolio Turnover	12.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
[114]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[115]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Connecticut Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.40	0.19	1.38
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 151,897,675
Holdings Count | $ / shares	82	[116]
Advisory Fees Paid, Amount	$ 694,183
Investment Company Portfolio Turnover	12.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$151,897,675
Total Number of Portfolio Holdings*	82
Total Management Fee Paid	$694,183
Portfolio Turnover Rate	12.35%
[116]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Michigan Tax-Free Income Fund returned 2.94%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.94	-0.04	1.58
Class A (with sales charge)	-0.92	-0.80	1.19
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 690,093,496
Holdings Count | $ / shares	231	[117]
Advisory Fees Paid, Amount	$ 3,278,213
Investment Company Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
[117]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Michigan Tax-Free Income Fund returned 3.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.10	0.11	1.67
Class A1 (with sales charge)	-0.76	-0.65	1.28
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 690,093,496
Holdings Count | $ / shares	231	[118]
Advisory Fees Paid, Amount	$ 3,278,213
Investment Company Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
[118]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Michigan Tax-Free Income Fund returned 2.48%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.48	-0.48	1.08
Class C (with sales charge)	1.48	-0.48	1.08
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 690,093,496
Holdings Count | $ / shares	231	[119]
Advisory Fees Paid, Amount	$ 3,278,213
Investment Company Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
[119]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Michigan Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.22	0.23	1.79
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 690,093,496
Holdings Count | $ / shares	231	[120]
Advisory Fees Paid, Amount	$ 3,278,213
Investment Company Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
[120]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Michigan Tax-Free Income Fund returned 3.20%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Underweight to municipal bonds with five and 10 years to maturity

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in BBB rated bonds
↓	Overweight to AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.20	0.19	1.76
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 690,093,496
Holdings Count | $ / shares	231	[121]
Advisory Fees Paid, Amount	$ 3,278,213
Investment Company Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$690,093,496
Total Number of Portfolio Holdings*	231
Total Management Fee Paid	$3,278,213
Portfolio Turnover Rate	12.42%
[121]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Minnesota Tax-Free Income Fund returned 3.29%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.29	-0.18	1.45
Class A (with sales charge)	-0.58	-0.94	1.06
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 659,679,512
Holdings Count | $ / shares	190	[122]
Advisory Fees Paid, Amount	$ 3,301,395
Investment Company Portfolio Turnover	4.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
[122]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Minnesota Tax-Free Income Fund returned 3.45%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.45	-0.03	1.55
Class A1 (with sales charge)	-0.45	-0.80	1.17
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 659,679,512
Holdings Count | $ / shares	190	[123]
Advisory Fees Paid, Amount	$ 3,301,395
Investment Company Portfolio Turnover	4.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
[123]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Minnesota Tax-Free Income Fund returned 2.84%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.84	-0.61	0.98
Class C (with sales charge)	1.84	-0.61	0.98
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 659,679,512
Holdings Count | $ / shares	190	[124]
Advisory Fees Paid, Amount	$ 3,301,395
Investment Company Portfolio Turnover	4.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
[124]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Minnesota Tax-Free Income Fund returned 3.59%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.59	0.12	1.70
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 659,679,512
Holdings Count | $ / shares	190	[125]
Advisory Fees Paid, Amount	$ 3,301,395
Investment Company Portfolio Turnover	4.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
[125]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Minnesota Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Overweight to municipal bonds with 10 to 20 years to maturity
↓	Underweight to BBB rated bonds
↓	Underweight to A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.55	0.07	1.65
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 659,679,512
Holdings Count | $ / shares	190	[126]
Advisory Fees Paid, Amount	$ 3,301,395
Investment Company Portfolio Turnover	4.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$659,679,512
Total Number of Portfolio Holdings*	190
Total Management Fee Paid	$3,301,395
Portfolio Turnover Rate	4.25%
[126]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Ohio Tax-Free Income Fund returned 3.34%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.34	-0.12	1.71
Class A (with sales charge)	-0.53	-0.89	1.32
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 991,367,505
Holdings Count | $ / shares	245	[127]
Advisory Fees Paid, Amount	$ 4,852,439
Investment Company Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
[127]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Ohio Tax-Free Income Fund returned 3.50%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.50	0.01	1.80
Class A1 (with sales charge)	-0.40	-0.75	1.42
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 991,367,505
Holdings Count | $ / shares	245	[128]
Advisory Fees Paid, Amount	$ 4,852,439
Investment Company Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
[128]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Ohio Tax-Free Income Fund returned 2.88%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.88	-0.57	1.22
Class C (with sales charge)	1.88	-0.57	1.22
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 991,367,505
Holdings Count | $ / shares	245	[129]
Advisory Fees Paid, Amount	$ 4,852,439
Investment Company Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
[129]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Ohio Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.63	0.16	1.94
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 991,367,505
Holdings Count | $ / shares	245	[130]
Advisory Fees Paid, Amount	$ 4,852,439
Investment Company Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
[130]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FROZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Ohio Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AAA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.60	0.13	1.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 991,367,505
Holdings Count | $ / shares	245	[131]
Advisory Fees Paid, Amount	$ 4,852,439
Investment Company Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$991,367,505
Total Number of Portfolio Holdings*	245
Total Management Fee Paid	$4,852,439
Portfolio Turnover Rate	13.17%
[131]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Oregon Tax-Free Income Fund returned 3.04%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.04	-0.09	1.55
Class A (with sales charge)	-0.83	-0.85	1.16
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 854,660,116
Holdings Count | $ / shares	176	[132]
Advisory Fees Paid, Amount	$ 4,167,069
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
[132]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Oregon Tax-Free Income Fund returned 3.19%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.19	0.08	1.65
Class A1 (with sales charge)	-0.67	-0.68	1.26
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 854,660,116
Holdings Count | $ / shares	176	[133]
Advisory Fees Paid, Amount	$ 4,167,069
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
[133]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Oregon Tax-Free Income Fund returned 2.57%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.57	-0.54	1.06
Class C (with sales charge)	1.57	-0.54	1.06
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 854,660,116
Holdings Count | $ / shares	176	[134]
Advisory Fees Paid, Amount	$ 4,167,069
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
[134]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FOFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Oregon Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.33	0.20	1.77
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 854,660,116
Holdings Count | $ / shares	176	[135]
Advisory Fees Paid, Amount	$ 4,167,069
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
[135]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FOFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Oregon Tax-Free Income Fund returned 3.29%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Security selection in BBB rated bonds
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.29	0.17	1.75
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 854,660,116
Holdings Count | $ / shares	176	[136]
Advisory Fees Paid, Amount	$ 4,167,069
Investment Company Portfolio Turnover	11.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$854,660,116
Total Number of Portfolio Holdings*	176
Total Management Fee Paid	$4,167,069
Portfolio Turnover Rate	11.31%
[136]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FPAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.36	-0.01	1.40
Class A (with sales charge)	-0.51	-0.77	1.01
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 711,284,617
Holdings Count | $ / shares	211	[137]
Advisory Fees Paid, Amount	$ 3,291,079
Investment Company Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
[137]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.40%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.40	0.12	1.49
Class A1 (with sales charge)	-0.42	-0.64	1.10
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 711,284,617
Holdings Count | $ / shares	211	[138]
Advisory Fees Paid, Amount	$ 3,291,079
Investment Company Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
[138]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	1.22%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin Pennsylvania Tax-Free Income Fund returned 2.78%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.78	-0.46	0.91
Class C (with sales charge)	1.78	-0.46	0.91
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 711,284,617
Holdings Count | $ / shares	211	[139]
Advisory Fees Paid, Amount	$ 3,291,079
Investment Company Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
[139]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
[140]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.65%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.65	0.27	1.63
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 711,284,617
Holdings Count | $ / shares	211	[141]
Advisory Fees Paid, Amount	$ 3,291,079
Investment Company Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
[141]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FPFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.62%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to BBB rated bonds
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 10 or more years to maturity
↓	Underweight to municipal bonds with two years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.62	0.24	1.60
Bloomberg Municipal Bond Index	2.96	0.67	2.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 711,284,617
Holdings Count | $ / shares	211	[142]
Advisory Fees Paid, Amount	$ 3,291,079
Investment Company Portfolio Turnover	18.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$711,284,617
Total Number of Portfolio Holdings*	211
Total Management Fee Paid	$3,291,079
Portfolio Turnover Rate	18.22%
[142]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
*	Does not include derivatives, except purchased options, if any.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
*	Does not include derivatives, except purchased options, if any.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
*	Does not include derivatives, except purchased options, if any.

[107]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
*	Does not include derivatives, except purchased options, if any.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
*	Does not include derivatives, except purchased options, if any.

[122]
*	Does not include derivatives, except purchased options, if any.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
*	Does not include derivatives, except purchased options, if any.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
*	Does not include derivatives, except purchased options, if any.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
*	Does not include derivatives, except purchased options, if any.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
*	Does not include derivatives, except purchased options, if any.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
*	Does not include derivatives, except purchased options, if any.